Long-Term Debt - Summary of Long-Term Debt (Detail) $ / shares in Units, € in Millions, shares in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 27, 2010 USD ($)	Nov. 30, 2015 USD ($)	Jun. 30, 2019 USD ($) subsidiary vessel SecurityLoan credit_facility term_loan $ / shares shares	Dec. 31, 2018 USD ($) vessel	Jun. 30, 2019 NOK (kr) vessel SecurityLoan term_loan shares	Jun. 30, 2019 EUR (€) vessel SecurityLoan term_loan shares	May 31, 2019 USD ($)	Dec. 31, 2018 EUR (€) vessel	Jan. 26, 2018 USD ($) $ / shares	May 31, 2015 NOK (kr)
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time				4.90%	5.10%	4.90%	4.90%		5.10%
Total principal				$ 2,891,199,000	$ 3,363,127,000
Less unamortized discount and debt issuance costs				(47,874,000)	(43,604,000)
Total debt				2,843,325,000	3,319,523,000
Less current portion				(540,440,000)	(242,137,000)
Long-term portion				2,302,885,000	3,077,386,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year				120,100,000
Long-term Debt, Maturities, Repayments of Principal in Year Two				703,800,000
Long-term Debt, Maturities, Repayments of Principal in Year Three				826,800,000
Long-term Debt, Maturities, Repayments of Principal in Year Four				373,100,000
Long-term Debt, Maturities, Repayments of Principal in Year Five				339,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five				$ 528,400,000
Number Of Loan Agreements | SecurityLoan				5		5	5
Secured Debt [Member]
Debt Instrument [Line Items]
Total principal				$ 1,400,000,000	$ 1,500,000,000
Number Of Debt Instruments | term_loan				10
Number Of Debt Instruments With Balloon Or Bullet Payments | term_loan				8		8	8
Number Of Vessels Held As Collateral | vessel				24	24	24	24		24
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
Percentage Of Par At Which Notes Sold		99.20%	99.01%
Long-term debt, percentage bearing fixed interest, percentage rate		8.50%	8.50%	8.50%		8.50%	8.50%
Total principal				$ 36,712,000	$ 508,577,000
Debt Instrument, Interest Rate, Effective Percentage				8.67%		8.67%	8.67%
Debt instrument, principal amount		$ 450,000,000	$ 200,000,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate				9.25%		9.25%	9.25%	9.25%
Total principal				$ 250,000,000	0
Debt instrument, principal amount								$ 250,000,000
Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate				5.00%		5.00%	5.00%
Total principal				$ 125,000,000	125,000,000
Norwegian Krone-denominated Bonds due through August 2023
Debt Instrument [Line Items]
Total principal				357,454,000	352,973,000
U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Total principal				1,437,688,000	1,536,499,000
Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Total principal				180,115,000	193,781,000
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Total principal				3,300,000	3,300,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				886,779,169
Line of Credit Facility, Remaining Borrowing Capacity				$ 400,000,000
Number Of Credit Facilities | term_loan				5		5	5
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four				$ 167,800,000
Total principal				500,930,000	642,997,000
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year				17,400,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two				372,400,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three				$ 329,200,000
Debt Instrument, Collateral, Number of Vessels | vessel				36		36	36
Revolving Credit Facilities | Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				$ 150,000,000.0
Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				4.49%		4.49%	4.49%
Remaining Secured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility				2
Term Loan Two [Member]
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements				$ 50,000,000
Term Loan One [Member]
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements				$ 100,000,000
Convertible Senior Notes due 2023 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	85.4701
Debt Instrument, Convertible, If-converted Value in Excess of Principal	$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 11.70
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	20.00%
Sale of Stock, Price Per Share | $ / shares										9.75
Common Stock | Convertible Senior Notes due 2023 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Dividends payable, amount per share (in USD per share) | $ / shares										$ 0.055
Minimum [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio				135.00%		135.00%	135.00%
Vessel Market Value to Loan Required Ratio				115.00%		115.00%	115.00%
Undrawn Revolving Credit Facilities Time To Maturity				6 months
Minimum [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.40%
Minimum [Member] | Term Loan One [Member]
Debt Instrument [Line Items]
Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt				7.50%		7.50%	7.50%
Maximum
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio				511.00%		511.00%	511.00%
Vessel Market Value to Loan Required Ratio				135.00%		135.00%	135.00%
Maximum | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.95%
Teekay LNG
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements				$ 35,000,000.0
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Total debt				$ 180,100,000	193,800,000		€ 158.4		€ 169.0
Number Of Debt Instruments | term_loan				2
Number Of Vessels Held As Collateral | vessel				2		2	2
Number of Subsidiaries | subsidiary				1
Teekay LNG | Common Class A [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Common Unit, Issued | shares				25.2		25.2	25.2
Teekay LNG | Minimum [Member] | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.60%
Teekay LNG | Maximum | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.95%
Teekay Tankers [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Debt Guaranteed				$ 155,800,000
Teekay Tankers [Member] | 2016 Debt Facility Maturing in January 2021 [Member]
Debt Instrument [Line Items]
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line				$ 35,000,000.0
Debt Covenant Minimum Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt				5.00%		5.00%	5.00%
Teekay Tankers [Member] | Common Class A [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Common Unit, Issued | shares				40.3		40.3	40.3
Teekay Tankers [Member] | Minimum [Member]
Debt Instrument [Line Items]
Free Liquidity And Undrawn Revolving Credit Line As Percentage Of Debt				5.00%		5.00%	5.00%
Teekay Tankers [Member] | Minimum [Member] | 2016 Debt Facility Maturing in January 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Term				6 months
Parent Company [Member] | Convertible Senior Notes due 2023 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt	$ 104,600,000
Debt instrument, principal amount										$ 125,000,000
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Debt Instrument, Convertible Term	5 years
Debt Instrument, Convertible, Carrying Amount of Equity Component										$ 16,100,000
Parent Company [Member] | Common Stock
Debt Instrument [Line Items]
Sale of Stock, Price Per Share | $ / shares				$ 9.75
Nibor Loan [Member] | Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount | kr											kr 3,050,000,000
Unsecured Debt | kr						kr 3,100,000,000
Senior Notes				$ 357,500,000	$ 353,000,000
Derivative, Notional Amount				$ 382,500,000
Nibor Loan [Member] | Teekay LNG | Minimum [Member] | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.70%
Derivative, Fixed Interest Rate				5.92%		5.92%	5.92%
Nibor Loan [Member] | Teekay LNG | Maximum | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				6.00%
Derivative, Fixed Interest Rate				7.89%		7.89%	7.89%
Fixed Rate [Member] | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan				2
Three Month London Interbank Offered Rate [Member] | Minimum [Member] | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				0.30%	0.30%
Three Month London Interbank Offered Rate [Member] | Maximum | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.25%	3.50%
Debt Instrument, Redemption, Period One [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
Debt Instrument, Redemption, Period Two [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				104.625%
Debt Instrument, Redemption, Period Three [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				102.313%
Debt Instrument, Redemption, Period Four [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%